Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
The Strategic Alliance Corp [Member]
Related Party Transaction [Line Items]
Private placement offering amount	$ 4,100,000
Revenue from private placement	$ 202,250
Executive Officers and Directors [Member]
Related Party Transaction [Line Items]
Unused lines of credit		$ 1,300,000	$ 3,900,000
Deposits for related party		12,700,000	10,600,000
Subordinated debt		$ 1,100,000	$ 795,000